Eaton Vance Management

Two International Place

Boston, MA  02110

(617)482-8260

www.eatonvance.com

September 9, 2016

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC  20549

Attention:  Office of Filings, Information & Consumer Services

RE:

Eaton Vance Investment Trust (File Nos. 811-04443 and 033-01121) (the “Registrant”)

on behalf of its series Eaton Vance Massachusetts Limited Maturity Municipal Income Fund

(the “Fund”)

Ladies and Gentlemen:

On behalf of the above-referenced Registrant on behalf of the Fund, transmitted herewith, pursuant to Rule 14a-6 under the Securities Exchange Act of 1934 and Regulation S-T, are definitive copies of the Shareholder Letter, Notice of Meeting, Proxy Statement and Proxy Card (“proxy materials”) regarding a Special Meeting of Shareholders to be held on Thursday, October 20, 2016.  The Registrant transmitted preliminary copies of the proxy materials on August 18, 2016 (Accession No. 0000940394-16-002943).

The definitive filing incorporates responses to comments made on the preliminary materials provided by Lisa Larkin of the Staff of the Division of Investment Management of the Commission (the “Staff”) to the undersigned via telephone on August 29, 2016.  The comments and the responses thereto are set forth below.  Capitalized terms have the meaning ascribed to them in the proxy statement.

1.

Comment:

Please confirm that the Fund’s investment objective is non-fundamental.

Response:

The Registrant confirms that the Fund’s investment objective is non-fundamental.

2.

Comment:

In the “Questions and Answers” section under the question “What effect will the proposed changes have on the fees and expenses of the Fund?,” please include disclosure regarding the computation of the income-based component of the Fund’s current advisory fee.

Response:

The requested disclosure has been added.

3.

Comment:

In the “Questions and Answers” section under the question “What effect will the proposed changes have on the fees and expenses of the Fund?,” please include additional disclosure regarding the computation of the Fund’s current advisory fee.

Response:

The requested disclosure has been added.

4.

Comment:

In the “Questions and Answers” section under the question “Why are these changes being proposed?,” please add a plain English definition of “duration.”

Response:

The requested disclosure has been added.

Securities and Exchange Commission

September 9, 2016

5.

Comment:

Please confirm that the advisory fee to be paid under the Proposed Agreement is not greater than the fee payable under the Current Agreement without application of the proposed expense waiver.

Response:

The Registrant confirms that based on the Fund’s current net assets and income the advisory fee to be paid under the Proposed Agreement is not more than the advisory fee payable under the Current Agreement without application of the proposed expense waiver.

6.

Comment:

Please provide supplementarily an explanation why each proposal is contingent upon the other.

Response:

The Registrant considers an advisory agreement with an asset-based fee to be more appropriate for a Fund with an investment objective of seeking to maximize after-tax total return.  Accordingly, should shareholders of the Fund not approve Proposal 1, the Fund would retain its current investment objective of current income exempt from regular federal income tax and Massachusetts state personal income taxes would continue to be subject to an advisory fee that includes an income-based fee component.  If shareholders of the Fund do not approve Proposal 2, the Fund would retain its current advisory agreement and such agreement would not align with a Fund with an investment objective of seeking to maximize after-tax total return.  Making the Proposals contingent on each other will ensure the advisory fee is consistent with the Fund’s investment objective.

7.

Comment:

Please revise the first sentence of the third paragraph under “Proposal 1. Amend the Fund’s 80% Policy” for clarity.

Response:

The sentence has been revised.

8.

Comment:

The Staff generally defines Funds having the term “short” in their names as having a stated duration of three years or less.  Please supplementarily explain why the Fund’s definition of ‘short” is reasonable.

Response:

Question 12 of the Frequently Asked Questions about Rule 35d-1 (“FAQs”) published by the Staff states that the Staff has not developed specific guidelines regarding a fund’s use of a name that includes the term “short,” e.g., “short-duration bond fund.”  The FAQs further state that a fund that uses a name that suggests that its bond portfolio has a particular duration may use any reasonable definition of the term and should explain its definition in its discussion of its investment objectives and strategies in the fund’s prospectus.  The Registrant considers 4.5 years or less to be a reasonable definition of “short” and will disclose this definition in the Fund’s prospectus.

9.

Comment:

If the credit quality of the Fund’s holdings is expected to diminish, please add disclosure with respect to lower rated bonds.

Response:

The Fund may invest in lower rated bonds and disclosure to that effect has been added.

10.

Comment:

Please add disclosure regarding the fact that a significant portion of the Fund’s portfolio is expected to change if the proposals are approved by shareholders.

Response:

The requested disclosure has been added.

11.

Comment:

Please add disclosure regarding the possibility that the Fund’s income may decrease as a result of the change to the Fund’s stated dollar-weighted average portfolio duration.

Response:

The requested disclosure has been added.

Securities and Exchange Commission

September 9, 2016

12.

Comment:

Please supplementarily confirm that under the Proposed Agreement, EVM will not receive a separate fee for administrative services provided to the Fund.  EVM will not receive a separate administrative services fee.

Response:

Under the Proposed Agreement, EVM will receive from the Fund an investment advisory and administrative services fee as described under “Fees” in the proxy statement.

13.

Comment:

Please include an explanation of the calculation of the advisory fee paid under the Current Agreement that demonstrates the break out of the asset-based fee and the income-based fee.

Response:

The requested disclosure has been added.

14.

Comment:

Please add actual total management fees paid and pro forma total management fees information for the fiscal years ended March 31, 2013 and March 31, 2014 in the third table in the section entitled “Proposal 2. Approval of the Proposed Agreement.”

Response:

The requested information has been added.

15.

Comment:

Please state the date on which the Current Advisory Agreement was last submitted to a shareholder vote.

Response:

The requested disclosure has been added.

16.

Comment:

Please state the address of the investment adviser’s parent company and show the basis of control of the investment adviser and its parent.

Response:

The requested disclosure has been added with respect to EVM’s address.  The parents of EVM and the basis of their control of EVM are disclosed on in the section entitled “EVM” in the proxy statement.

17.

Comment:

Please consider separating the fee-rate included in the “Annual Fund Operating Expenses” fee table in the section entitled “Additional Information” so that the asset-based fee and the income-based fee are presented separately.

Response:

The Registrant respectfully declines to revise the disclosure as requested because it is not consistent with Form N-1A or the fee table in the Fund’s prospectus.  The additional information added in response to comment 13 provides information about the components of the advisory fee for the prior fiscal years.

18.

Comment:

Please add a footnote to the fifth table in the section entitled “Additional Information” to corresponded with the footnote marker in the expense reimbursement line item.

Response:

The requested disclosure has been added.

19.

Comment:

Please add a sentence regarding the length of the fee cap to the introductory paragraph to the pro forma example of expenses table in the section entitled “Additional Information.”

Response:

The requested disclosure has been added.

Securities and Exchange Commission

September 9, 2016

20.

Comment:

Please clarify that the Trustees’ considerations on Exhibit D apply only to the approval of the Proposed Agreement.

Response:

The disclosure has been revised.

21.

Comment:

Pursuant to Item 22(c)(11)(i) of Schedule 14A, discuss in reasonable detail the material factors and the conclusions with respect thereto that form the basis for the recommendation of the Board that shareholders approve the Proposed Agreement, including a discussion as to the investment performance of the Fund and the investment adviser.

Response:

The requested disclosure has been added.

22.

Comment:

Please add disclosure relating to the consideration by the Fund’s Board of Trustees of the fact that, excluding the proposed expense cap, the fee to be paid under the Proposed Agreement will not be greater than the fee payable under the Current Agreements.

Response:

The Registrant appreciates the Staff’s comment but believes the disclosure regarding the Board’s consideration of fees and expenses is adequate.

Tandy Representation:

The Registrant is responsible for the adequacy and accuracy of the disclosure in each respective filing.  Further, the Registrant recognizes that the Staff’s comments, or changes to disclosure in response to the Staff’s comments, do not foreclose the Commission from taking any action with respect to the filings.  Lastly, the Registrant acknowledges that it may not assert Staff comments as a defense in any proceeding initiated by the Commission or any person under federal securities laws.

If you have any questions or comments concerning the foregoing or the enclosed, kindly call me at (617) 672-8520.

Very truly yours,

/s/ Timothy P. Walsh

Timothy P. Walsh, Esq.

Vice President